Commitments	12 Months Ended
Dec. 31, 2020
Commitments
Commitments

23. Commitments

(a) Commitments relating to the vessels under construction (Note 6) on December 31, 2020 payable to Samsung were as follows:

As of
December 31,
2020
Not later than one year	466,930
Total	466,930

(b) Future gross minimum lease payments in relation to non-cancellable time charter agreements for vessels in operation, including a vessel under a lease (Note 7) as of December 31, 2020 are as follows (30 off-hire days are assumed when each vessel will undergo scheduled dry-docking; in addition, early delivery of the vessels by the charterers or any exercise of the charterers’ options to extend the terms of the charters are not accounted for):

As of
December 31,
2020
Not later than one year	426,830
Later than one year and not later than two years	381,318
Later than two years and not later than three years	351,718
Later than three years and not later than four years	294,366
Later than four years and not later than five years	281,319
Later than five years	600,771
Total	2,336,322

Future gross minimum lease payments disclosed in the above table exclude the lease payments of the vessels that are under construction as of December 31, 2020 (Note 6). For these vessels, the following charter party agreements have been signed:

•

In August 2018, GAS-thirty three Ltd., signed an agreement with a wholly owned subsidiary of Cheniere Energy Inc. (“Cheniere”), for the GasLog Galveston to be chartered to Cheniere upon delivery in 2021 for an initial term of seven years.

•	In December 2018, GAS-thirty four Ltd., signed an agreement with Cheniere, for its newbuilding Hull No. 2311 to be chartered to Cheniere upon delivery in 2021 for an initial term of seven years.
•	In December 2018, GAS-thirty five Ltd., signed an agreement with Cheniere, for its newbuilding Hull No. 2312 to be chartered to Cheniere upon delivery in 2021 for an initial term of seven years.

(c) In September 2017 (and in addition to the seven existing maintenance agreements signed in 2015 in relation to GasLog vessels), GasLog LNG Services Ltd. entered into further maintenance agreements with Wartsila Greece S.A. ("Wartsila") in respect of eight additional GasLog LNG carriers. In July 2018, GasLog LNG Services Ltd. renewed the maintenance agreements  signed in 2015 with Wartsila. The agreements ensure dynamic maintenance planning, technical support, security of spare parts supply, specialist technical personnel and performance monitoring.

(d) In March 2019, GasLog LNG Services entered into an agreement with Samsung in respect of nineteen of GasLog’s vessels. The agreement covers the supply of ballast water management systems on board the vessels by Samsung and associated field, commissioning and engineering services for a firm period of six years. As of December 31, 2020, ballast water management systems had been installed on twelve out of the nineteen vessels.

(e) Other Guarantees:

As of December 31, 2020, GasLog LNG Services Ltd. has provided bank guarantees as follows:

•	Up to $250 to third parties relating to the satisfactory performance of its ship management activities;
•	Bank guarantee of $10 to the Greek Ministry of Finance relating to the satisfactory performance of the obligations arising under Greek laws 89/1967, 378/1968 as amended by law 814/1978.
•	Bank guarantee for $300 relating to the participation in a FSRU tender.